Long-term Debt - Summary of Long-term Debt (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 CAD ($)
Disclosure of detailed information about borrowings [abstract]
Balance at January 1, 2022	$ 38,311
Stated and accreted interest	520
Repayment of principal and interest	(39,123)
Loss on extinguishments of liabilities	292
Balance at June 30, 2022	$ 0